UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02460

Fidelity Union Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Maryland Municipal Income Fund Fidelity® Maryland Municipal Income Fund : SMDMX

This annual shareholder report contains information about Fidelity® Maryland Municipal Income Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Maryland Municipal Income Fund	$ 56	0.55%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a solid gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg Maryland 2+ Year Enhanced Municipal Linked 08/01/2018 Index for the fiscal year.
•Yield-curve positioning, or how the fund's investments were allocated across bonds with various maturities, contributed, as did an overweight in lower-quality investment-grade municipal bonds.
•In contrast, overweights in certain high-quality bonds detracted versus the state index this period.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning and credit-quality exposure during the past 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Maryland Municipal Income Fund	3.68%	0.45%	1.61%
Bloomberg Maryland 2+ Year Enhanced Municipal Linked Index	3.58%	0.31%	1.66%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$161,193,747
Number of Holdings	155
Total Advisory Fee	$876,445
Portfolio Turnover	5%
What did the Fund invest in?
(as of August 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.2
Health Care	19.2
Special Tax	12.0
Transportation	9.7
Water & Sewer	7.8
Housing	6.1
Others(Individually Less Than 5%)	4.7
98.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 27.7
AA - 32.2
A - 19.6
BBB - 11.9
B - 0.9
Not Rated - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913617.102    429-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Arizona Municipal Income Fund Fidelity® Arizona Municipal Income Fund : FSAZX

This annual shareholder report contains information about Fidelity® Arizona Municipal Income Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Arizona Municipal Income Fund	$ 56	0.55%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a solid gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's underweight in certain high-quality municipal bonds contributed to performance versus the Bloomberg Arizona 2+ Year Enhanced Municipal Linked 08/01/2018 Index for the fiscal year.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, helped.
•Pricing factors meaningfully contributed. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, an overweight in certain high-quality bonds that lagged the state index detracted from the fund's relative result this period.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning and credit-quality exposure during the past 12 months.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Arizona Municipal Income Fund	3.86%	0.46%	1.65%
Bloomberg Arizona 2+ Year Enhanced Municipal Linked Index	3.61%	0.45%	1.83%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$134,576,162
Number of Holdings	146
Total Advisory Fee	$688,685
Portfolio Turnover	9%
What did the Fund invest in?
(as of August 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	31.0
Education	19.0
Health Care	16.9
Special Tax	6.6
Transportation	6.5
Electric Utilities	6.2
Water & Sewer	5.5
Others(Individually Less Than 5%)	3.2
94.9

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.2
AA - 63.2
A - 20.9
BBB - 2.9
BB - 0.4
Not Rated - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913618.102    434-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Union Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Arizona Municipal Income Fund and Fidelity Maryland Municipal Income Fund (the “Funds”):

Services Billed by PwC

August 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$45,800	$3,700	$5,700	$1,400
Fidelity Maryland Municipal Income Fund	$45,800	$3,700	$5,700	$1,400

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Arizona Municipal Income Fund	$46,500	$3,700	$5,700	$1,500
Fidelity Maryland Municipal Income Fund	$46,500	$3,700	$5,700	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A	August 31, 2025A
PwC	$14,582,700	$14,659,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Maryland Municipal Income Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Maryland Municipal Income Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 98.7%
	Principal Amount (a)	Value ($)
District Of Columbia,Maryland,Virginia - 1.5%
Special Tax - 1.5%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	2,000,000	2,028,731
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	400,000	361,225
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		2,389,956
Guam - 1.0%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	825,000	874,785
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2032	640,000	684,184
TOTAL GUAM		1,558,969
Maryland - 95.1%
Education - 4.7%
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) 5.75% 7/1/2053	1,000,000	1,037,330
Maryland Economic Dev Corp St (Morgan State Univ MD Academic & Aux Facs Fees Rev Proj.) Series 2025A, 5% 7/1/2045 (Assured Guaranty Inc Insured)	1,325,000	1,359,857
Maryland Economic Dev Corp St (Towson University Student Housing Proj.) 5% 7/1/2036	500,000	501,323
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	350,000	350,593
Maryland Economic Dev Corp St (Umbc Stud Hsg Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	700,000	701,120
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Inc Insured)	575,000	575,176
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	1,000,000	946,947
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2039	475,000	440,407
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2040	500,000	456,260
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	500,000	403,356
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2027	205,000	205,113
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2028	310,000	310,137
Maryland St Hlth & HI Ed Facs (MD Inst College of Art Proj.) Series 2016, 5% 6/1/2029	350,000	350,111
TOTAL EDUCATION		7,637,730
General Obligations - 38.6%
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2033	250,000	214,036
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2040	545,000	378,913
Allegany Cnty MD Gen. Oblig. Series 2020, 2% 7/15/2041	555,000	375,852
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,300,000	1,165,972
Anne Arundel Cnty MD Gen. Oblig. Series 2025, 5% 10/1/2045	1,000,000	1,052,443
Baltimore Cnty MD 5% 3/1/2041	1,500,000	1,603,638
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2042	2,000,000	2,143,745
Baltimore Cnty MD Gen. Oblig. Series 2017, 5% 11/1/2028	250,000	262,664
Baltimore Cnty MD Gen. Oblig. Series 2019, 4% 11/1/2033	1,805,000	1,840,629
Baltimore Cnty MD Gen. Oblig. Series 2019, 5% 3/1/2032	20,000	20,988
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2028	555,000	574,782
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2031	10,000	10,714
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,000,000	907,329
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2039	3,220,000	2,790,952
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2027	1,790,000	1,826,208
Baltimore Cnty MD Gen. Oblig. Series 2024A, 5% 7/1/2028	1,000,000	1,043,142
Baltimore Cnty MD Series 2024, 5% 2/1/2041	100,000	106,503
Calvert Cnty MD Gen. Oblig. Series 2020, 2% 7/1/2037	180,000	140,032
Calvert Cnty MD Gen. Oblig. Series 2020, 2% 7/1/2040	285,000	201,578
Calvert Cnty MD Gen. Oblig. Series 2020, 2.125% 7/1/2042	200,000	137,584
Calvert Cnty MD Gen. Oblig. Series 2020, 2.25% 7/1/2045	315,000	207,974
Charles Cnty MD Gen. Oblig. Series 2017, 2.8% 10/1/2031	1,105,000	1,060,504
Charles Cnty MD Gen. Oblig. Series 2017, 2.9% 10/1/2032	2,035,000	1,938,511
Charles Cnty MD Gen. Oblig. Series 2019, 3% 10/1/2033	1,000,000	963,495
Charles Cnty MD Gen. Oblig. Series 2020, 1.625% 10/1/2033	2,505,000	2,117,989
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2037	630,000	486,048
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2038	645,000	483,629
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2039	655,000	474,555
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2040	670,000	470,156
Charles Cnty MD Gen. Oblig. Series 2020, 2% 10/1/2041	475,000	324,685
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2042	485,000	332,300
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2043	495,000	332,595
City of Baltimore MD Gen. Oblig. Series 2020A, 3% 10/15/2035	1,620,000	1,482,744
City of Baltimore MD Gen. Oblig. Series 2020A, 4% 10/15/2033	2,005,000	2,040,496
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,565,000	1,690,321
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2037	15,000	16,092
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	2,000,000	1,666,230
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2036	3,000,000	2,325,138
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.75% 10/1/2037	2,000,000	1,499,557
Harford Cnty MD Series 2018, 2.85% 9/15/2031	1,820,000	1,755,964
Harford Cnty MD Series 2018, 2.95% 9/15/2032	1,045,000	1,008,366
Harford Cnty MD Series 2018, 3.05% 9/15/2034	260,000	248,158
Harford Cnty MD Series 2018, 3.15% 9/15/2036	670,000	620,636
Howard Cnty MD 5% 8/15/2036	490,000	542,419
Howard Cnty MD 5% 8/15/2037	545,000	598,249
Howard Cnty MD Gen. Oblig. Series 2021 A, 2% 8/15/2034	750,000	634,913
Howard Cnty MD Hsg Comm Lease Rev (Howard Cnty MD Proj.) 2% 6/1/2039	755,000	556,411
Maryland St Edc Lease Rev (State of Maryland Proj.) 5% 6/1/2052	435,000	439,800
Maryland St Stad Auth Lease Rv (State of Maryland Proj.) Series 2019 C, 3% 12/15/2034	545,000	508,340
Montgomery Cnty MD Gen. Oblig. Series 2019 A, 4% 11/1/2033	3,000,000	3,059,218
Prince Georges County MD Gen. Oblig. Series 2018 A, 5% 7/15/2027	760,000	776,419
Prince Georges County MD Gen. Oblig. Series 2020 A, 5% 7/15/2034	1,010,000	1,043,180
Prince Georges County MD Gen. Oblig. Series 2020 B, 5% 9/15/2028	480,000	503,169
Prince Georges County MD Gen. Oblig. Series 2021 A, 2% 7/1/2035	1,000,000	824,689
Prince Georges County MD Series 2019 A, 5% 7/15/2028	285,000	297,438
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2039	1,205,000	1,176,906
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 4% 10/1/2040	1,255,000	1,186,898
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) Series 2018, 5% 10/1/2048	2,100,000	2,124,902
Salisbury MD Gen. Oblig. 3% 9/1/2030	305,000	299,719
St Marys Cnty MD Gen. Oblig. Series 2021, 2% 5/1/2036	780,000	615,367
State of Maryland Gen. Oblig. Series 2016, 3% 6/1/2031	1,085,000	1,062,545
State of Maryland Gen. Oblig. Series FIRST 2026, 5% 6/1/2041	3,000,000	3,222,046
Washington Suburban Sanitary Dist MD Series 2020, 2% 12/1/2039	1,000,000	721,059
Washington Suburban Sanitary Dist MD Series 2021, 2.125% 6/1/2037	2,000,000	1,596,222
TOTAL GENERAL OBLIGATIONS		62,133,756
Health Care - 19.2%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	1,750,000	1,570,176
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2050	2,400,000	2,021,667
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2032	700,000	708,458
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2033	1,200,000	1,211,214
Baltimore Cnty MD Crest Vlg (Riderwood Vlg Inc Proj.) 4% 1/1/2035	1,230,000	1,233,321
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2045	750,000	649,055
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2020, 4% 7/1/2050	1,000,000	834,649
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2039	1,000,000	1,023,766
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	5,000,000	3,022,867
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,000,000	695,234
Maryland Health & Higher Educational Facilities Authority (Luminis Health Proj.) Series 2026A, 5% 7/1/2040	1,000,000	1,057,821
Maryland Health & Higher Educational Facilities Authority (Luminis Health Proj.) Series 2027 A, 5% 7/1/2037 (c)	1,300,000	1,370,894
Maryland Health & Higher Educational Facilities Authority (MedStar Health Inc Proj.) Series 2026A, 5.25% 8/15/2051	1,500,000	1,542,483
Maryland St Hlth & HI Ed Facs (Adventist Health Mid Atlantic Proj.) 5.5% 1/1/2031	1,500,000	1,508,541
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2016, 5% 7/1/2031	500,000	500,558
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2028	520,000	530,063
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2030	850,000	866,450
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2031	1,400,000	1,427,094
Maryland St Hlth & HI Ed Facs (Luminis Health Proj.) Series 2017A, 5% 7/1/2032	290,000	295,612
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	320,000	291,169
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	2,175,000	2,011,048
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2034	1,000,000	1,029,811
Maryland St Hlth & HI Ed Facs (Tidalhealth Proj.) 5% 7/1/2035	1,000,000	1,025,120
Maryland St Hlth & HI Ed Facs (Univ of Maryland Med Sys, MD Proj.) 5% 7/1/2031	2,200,000	2,201,981
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2034	1,010,000	1,057,250
Maryland St Hlth & HI Ed Facs (UPMC Proj.) 5% 4/15/2035	1,000,000	1,040,849
Maryland St Hlth & HI Ed Facs (UPMC Proj.) Series 2020 B, 3.5% 4/15/2050	265,000	200,774
TOTAL HEALTH CARE		30,927,925
Housing - 6.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2030	700,000	728,167
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 3/1/2031	1,150,000	1,203,789
Maryland Community Development Administration (Residential Revenue Bonds Proj) 5% 9/1/2029	550,000	577,211
Maryland Community Development Administration (Residential Revenue Bonds Proj) Series 2021 B, 3% 9/1/2051	735,000	728,627
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	440,000	438,898
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 3.2% 9/1/2039	2,000,000	1,716,571
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	180,000	180,377
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2020 A, 2.5% 9/1/2040	1,000,000	756,905
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2020 A, 2.6% 3/1/2042	3,490,000	2,574,180
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2020 D, 2.1% 9/1/2040	600,000	434,375
Montgomery Cnty MD Hsg Opptys Commn Rev Series 2023 C, 5.75% 1/1/2058	500,000	526,647
TOTAL HOUSING		9,865,747
Special Tax - 9.9%
Baltimore Hotel Corp 5% 9/1/2032	1,500,000	1,510,998
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	1,650,000	1,656,450
Maryland St Dept Transn Cons Series 2019, 2.125% 10/1/2031	1,190,000	1,101,098
Maryland St Dept Transn Cons Series 2019, 2.5% 10/1/2033	1,010,000	927,074
Maryland St Dept Transn Cons Series 2021 A, 2% 10/1/2034	2,225,000	1,891,244
Maryland St Dept Transn Cons Series 2021 A, 3% 10/1/2032	740,000	719,779
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2016, 5% 5/1/2030	1,715,000	1,739,495
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2036	1,580,000	1,617,979
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	1,725,000	1,128,787
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,000,000	924,931
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2051	1,000,000	892,267
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2036	1,875,000	1,891,307
TOTAL SPECIAL TAX		16,001,409
Transportation - 9.2%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2037 (d)	2,465,000	2,531,143
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (d)	1,000,000	978,189
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2029	1,850,000	1,907,391
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2044 (d)	500,000	503,936
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2019 A, 5% 6/1/2049 (d)	1,000,000	1,000,744
Maryland St Transn Auth 2.5% 7/1/2047	2,000,000	1,364,997
Maryland St Transn Auth 3% 7/1/2037	1,620,000	1,423,539
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2027 (d)	200,000	202,635
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2028 (d)	630,000	647,585
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2029 (d)	585,000	608,072
State of Maryland Department of Transportation (Bwi Airport Proj.) 4% 8/1/2051 (d)	2,005,000	1,700,322
State of Maryland Department of Transportation (Bwi Airport Proj.) 5% 8/1/2046 (d)	2,000,000	2,012,967
TOTAL TRANSPORTATION		14,881,520
Water & Sewer - 7.4%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2022A, 5% 7/1/2029	500,000	529,963
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2014A, 5% 7/1/2033	3,000,000	3,002,265
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2031	5,260,000	5,287,321
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2030	310,000	333,452
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	2,490,000	2,509,360
Baltimore MD Proj Rev Series 2019A, 5% 7/1/2031	250,000	263,712
TOTAL WATER & SEWER		11,926,073
TOTAL MARYLAND		153,374,160
Puerto Rico - 0.6%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	505,310	368,748
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	185,000	194,333
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	445,000	480,107
TOTAL PUERTO RICO		1,043,188
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	275,000	297,454
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	430,000	446,129
TOTAL VIRGIN ISLANDS		743,583
TOTAL MUNICIPAL SECURITIES (Cost $163,239,074)		159,109,856

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $1,947,071)	2.65	1,946,681	1,947,071

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $165,186,145)	161,056,927
NET OTHER ASSETS (LIABILITIES) - 0.1%	136,820
NET ASSETS - 100.0%	161,193,747

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	-	23,397,986	21,450,915	97,092	-	-	1,947,071	1,946,681
	-	23,397,986	21,450,915	97,092	-	-	1,947,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	7,637,730	-	7,637,730	-
General Obligations	63,176,944	-	63,176,944	-
Health Care	30,927,925	-	30,927,925	-
Housing	9,865,747	-	9,865,747	-
Special Tax	19,266,150	-	19,266,150	-
Transportation	15,625,103	-	15,625,103	-
Water & Sewer	12,610,257	-	12,610,257	-

Money Market Funds	1,947,071	1,947,071	-	-
Total Investments in Securities:	161,056,927	1,947,071	159,109,856	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$159,109,856
Investments in securities, at value - affiliated issuers	1,947,071
Cash	148,550
Receivable for fund shares sold	15,451
Interest receivable	1,782,038
Distributions receivable from affiliated funds	5,663
Other receivables	29
Total assets	163,008,658
Liabilities
Payable for investments purchased, delayed delivery	1,385,722
Payable for fund shares redeemed	221,835
Distributions payable	133,063
Accrued management fee	74,291
Total liabilities	1,814,911
Net Assets	$161,193,747
Net assets consist of:
Paid in capital	169,001,698
Total accumulated earnings (loss)	(7,807,951)
Net Assets	$161,193,747

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($161,193,747/15,052,137 shares)	$10.71

Other Information
Unaffiliated issuers, cost	163,239,074
Affiliated issuers, cost	1,947,071
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$97,075
Interest	5,571,095
Total investment income	5,668,170
Expenses
Management fee	876,445
Independent trustees' fees and expenses	341
Total expenses	876,786
Expense reductions	(75)
Total expenses after reductions	876,711
Net investment income (loss)	4,791,459
Net realized gain (loss)
Investments - unaffiliated issuers	(60,945)
Capital gain distributions from underlying funds - affiliated issuers	17
Net realized gain (loss)	(60,928)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	636,313
Total change in net unrealized appreciation (depreciation)	636,313
Net gain (loss)	575,385
Net increase (decrease) in net assets resulting from operations	$5,366,844

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,791,459	$4,486,964
Net realized gain (loss)	(60,928)	(1,116,623)
Change in net unrealized appreciation (depreciation)	636,313	(2,353,716)
Net increase (decrease) in net assets resulting from operations	$5,366,844	$1,016,625
Distributions to shareholders
Distributions to shareholders	(4,116,170)	(4,035,295)
Total distributions	(4,116,170)	(4,035,295)
Net increase (decrease) in net assets resulting from share transactions	10,308,227	(11,531,385)
Total increase (decrease) in net assets	11,558,901	(14,550,055)
Net Assets
Beginning of period	149,634,846	164,184,901
End of period	$161,193,747	$149,634,846
Financial Highlights
Fidelity® Maryland Municipal Income Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.60	$10.81	$10.44	$10.53	$11.88
Income from Investment Operations
Net investment income (loss) A, B	.33	.31	.29	.25	.23
Net realized and unrealized gain (loss)	.06	(.24)	.35	(.09)	(1.30)
Total from investment operations	.39	.07	.64	.16	(1.07)
Distributions
Distributions from net investment income	(.28)	(.28)	(.27)	(.25)	(.23)
Distributions from net realized gain	-	.00 C	-	-	(.04)
Total distributions	(.28)	(.28)	(.27)	(.25)	(.28) D
Net asset value, end of period	$10.71	$10.60	$10.81	$10.44	$10.53
Total Return E	3.68%	.64%	6.22%	1.54%	(9.15)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.55%	.55%	.55%	.55%	.55%
Ratio of expenses to average net assets net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Ratio of expenses to average net assets net of all reductions, if any	.55%	.55%	.55%	.55%	.55%
Ratio of net investment income (loss) to average net assets	3.01%	2.90%	2.77%	2.42%	2.08%
Net assets, end of period	$161,193,747	$149,634,846	$164,184,901	$166,207,907	$176,348,115
Portfolio turnover rate H	5%	22%	15%	12%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Maryland Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Fidelity® Maryland Municipal Income Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Maryland Municipal Income Fund	163,623,865	2,254,094	(4,821,032)	(2,566,938)

The tax-based components of distributable earnings as of period end were as follows:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Maryland Municipal Income Fund	(5,218,677)	(2,566,938)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Maryland Municipal Income Fund	(243,386)	(4,975,291)	(5,218,677)

The tax character of distributions paid was as follows:

August 31, 2026
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Fidelity® Maryland Municipal Income Fund	4,116,170	-	4,116,170

August 31, 2025
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Fidelity® Maryland Municipal Income Fund	4,020,672	14,623	4,035,295

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Maryland Municipal Income Fund	17,991,365	6,995,407

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly  management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Maryland Municipal Income Fund	0.55

Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Maryland Municipal Income Fund	75

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Maryland Municipal Income Fund
Fidelity® Maryland Municipal Income Fund	4,116,170	4,035,295
Total	4,116,170	4,035,295

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Maryland Municipal Income Fund
Shares sold	3,137,967	1,758,206	34,305,406	18,640,647
Reinvestment of distributions	234,328	237,616	2,556,056	2,539,677
Shares redeemed	(2,431,817)	(3,068,136)	(26,553,235)	(32,711,709)
Net increase (decrease)	940,478	(1,072,314)	10,308,227	(11,531,385)

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Union Street Trust and Shareholders of Fidelity Maryland Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Maryland Municipal Income Fund (one of the funds constituting Fidelity Union Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 6.45% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.536791.129
SMD-ANN-1026
Fidelity® Arizona Municipal Income Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Arizona Municipal Income Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 94.9%
	Principal Amount (a)	Value ($)
Arizona - 92.9%
Education - 19.0%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) Series 2026 B, 5% 8/1/2056	1,450,000	1,471,152
Arizona St Univ Revs Series 2019A, 5% 7/1/2040	510,000	525,299
Arizona St Univ Revs Series 2020 A, 5% 7/1/2039	390,000	405,661
Arizona St Univ Revs Series 2020 A, 5% 7/1/2043	2,925,000	3,016,535
Arizona St Univ Revs Series 2025A, 5% 7/1/2042	375,000	396,022
Glendale Ariz Indl Dev Auth Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2030 (f)	1,000,000	1,051,294
Glendale Ariz Indl Dev Auth Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2031 (f)	500,000	529,368
Glendale Ariz Indl Dev Auth Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2032 (f)	500,000	531,218
Glendale Ariz Indl Dev Auth Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2033 (f)	500,000	532,893
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2025, 5% 5/15/2037	2,000,000	2,163,751
Mcallister Academic Vlg AZ LLC 5% 7/1/2037 (Arizona St Univ Revs Guaranteed)	2,000,000	2,001,757
Mcallister Academic Vlg AZ LLC 5% 7/1/2038 (Arizona St Univ Revs Guaranteed)	3,850,000	3,852,980
Northern AZ Univ Revs Series 2020 B, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,040,797
Northern AZ Univ Revs Series 2026 B, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	855,000	946,693
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2036	1,175,000	1,188,382
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,500,000	1,460,340
Student & Academic Services LLC (Northern AZ Univ Revs Proj.) Series 2024, 5% 6/1/2039 (Build America Mutual Assurance Co Insured)	1,385,000	1,464,014
University AZ Univ Revs Series 2025A, 5% 6/1/2031	1,800,000	1,963,596
University AZ Univ Revs Series 2026B, 5.25% 8/1/2056	1,000,000	1,017,618
TOTAL EDUCATION		25,559,370
Electric Utilities - 6.2%
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	3,000,000	3,117,945
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2035	395,000	416,298
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2037	880,000	920,838
Salt River Proj AZ Agric & Pwr Series 2023 A, 5% 1/1/2047	295,000	302,354
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	1,500,000	1,534,605
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,705,000	1,757,336
Salt River Proj AZ Agric & Pwr Series 2024 A, 5% 1/1/2049	260,000	265,846
TOTAL ELECTRIC UTILITIES		8,315,222
General Obligations - 30.4%
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2035	500,000	529,204
Apache Cnty Ariz Uni Sch Dist No 8 Window Rock Impact Aid Rev Series 2022, 5% 7/1/2036	500,000	526,062
Arizona Game & Fish Dept & Commission 5% 7/1/2032	470,000	476,420
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2029 (Assured Guaranty Inc Insured)	425,000	449,992
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2031 (Assured Guaranty Inc Insured)	700,000	761,347
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2032 (Assured Guaranty Inc Insured)	800,000	879,179
Glendale AZ Union High Sch Dst 4% 7/1/2038 (Assured Guaranty Inc Insured)	1,000,000	995,254
Glendale AZ Union High Sch Dst 4% 7/1/2039 (Assured Guaranty Inc Insured)	1,000,000	984,713
Glendale AZ Union High Sch Dst Series 2024A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	500,000	551,967
Glendale AZ Usd #40 Series 2021B, 2% 7/1/2035 (Assured Guaranty Inc Insured)	2,050,000	1,651,746
Goodyear Ariz Gen. Oblig. Series 2016 A, 3% 7/1/2037	180,000	159,823
Goodyear Ariz Gen. Oblig. Series 2026, 5% 7/1/2044	1,375,000	1,461,278
Goodyear Ariz Gen. Oblig. Series 2026, 5% 7/1/2045	2,625,000	2,780,339
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	500,000	479,045
Marana Uni Sch Dist No 6 5% 7/1/2043 (Assured Guaranty Inc Insured)	500,000	519,677
Maricopa Cnty AZ Sch Dist #28 Kyrene Elem 5% 7/1/2037	1,000,000	1,026,815
Maricopa Cnty AZ Sch Dist #3 Tempe Elem Series 2024 A, 5% 7/1/2039	400,000	427,101
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,300,000	1,366,927
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	1,000,000	1,027,629
Maricopa County Unified School District #80 Series 2021 B, 3% 7/1/2038	400,000	346,265
Paradise Valley AZ Uni Sch Dist No 69 Series 2020 SECOND, 3% 7/1/2034	265,000	253,081
Paradise Valley AZ Uni Sch Dist No 69 Series 2022, 5% 7/1/2031	105,000	114,691
Paradise Valley AZ Uni Sch Dist No 69 Series 2025 A, 5% 7/1/2036	1,500,000	1,645,781
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2032	1,180,000	1,224,051
Phoenix Uhsd #210 Series 2019 B, 5% 7/1/2034	585,000	605,112
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	750,000	789,616
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2042 (Assured Guaranty Inc Insured)	875,000	919,524
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2026 B, 5% 7/1/2039	1,535,000	1,657,238
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	340,000	363,935
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	225,000	243,142
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	150,000	163,592
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	225,000	247,391
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	275,000	302,756
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	275,000	303,152
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	625,000	681,521
Queen Creek AZ Cops Series 2026, 5% 10/1/2051	1,000,000	1,013,448
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,910,000	2,958,468
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	3,000,000	3,163,429
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2034	350,000	353,704
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2033	3,015,000	3,067,697
Scottsdale Gen. Oblig. 4% 7/1/2032	400,000	402,802
Tolleson AZ Uni High Sch Dist No 214 5% 7/1/2031	350,000	356,524
Tolleson AZ Uni High Sch Dist No 214 Series 2025, 5% 7/1/2041	1,400,000	1,486,210
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,049,695
TOTAL GENERAL OBLIGATIONS		40,767,343
Health Care - 16.6%
Arizona Health Facs Auth Rev (Banner Health System Proj.) SPMUV7DM INDEX + 0.81%, 3.53% tender 1/1/2037 (c)(d)	495,000	492,659
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	1,160,000	895,670
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	2,005,000	1,769,505
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2040	700,000	718,897
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 2.9% 2/1/2048, LOC TD Bank NA VRDN (c)	555,000	555,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019B, 2.9% 2/1/2048, LOC TD Bank NA VRDN (c)	200,000	200,000
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 3% 9/1/2050	1,000,000	696,708
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2035	200,000	198,443
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2036	355,000	350,464
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	875,474
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 4% 7/1/2028	110,000	110,090
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2033	435,000	436,936
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	1,000,000	867,189
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2033	275,000	283,708
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) 5% 9/1/2034	680,000	699,896
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2029	310,000	322,039
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	3,000,000	2,068,192
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	1,500,000	1,263,838
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,000,000	2,154,566
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	1,000,000	910,074
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2037	415,000	401,137
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	3,000,000	2,594,791
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	1,000,000	840,073
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) 5% 8/1/2036	1,305,000	1,305,617
Yavapai Cnty AZ Indl Dev Auth Hosp Rev (Yavapai Regional Medical Ctr Proj.) Series 2019, 4% 8/1/2043	350,000	311,935
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Inc Insured)	1,000,000	1,046,195
TOTAL HEALTH CARE		22,369,096
Housing - 3.2%
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 10/1/2031	200,000	226,001
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 10/1/2032	425,000	486,769
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 10/1/2033	225,000	261,124
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 4/1/2031	190,000	212,587
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 4/1/2032	260,000	296,030
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 4/1/2033	175,000	201,556
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 4/1/2034	465,000	541,023
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	1,000,000	988,646
Phoenix AZ Indl Rev Auth Mfh Series 2025, 3.1% tender 2/1/2059 (c)	1,000,000	1,000,226
TOTAL HOUSING		4,213,962
Special Tax - 6.1%
Bullhead City Ariz Excise Taxes Rev 2.3% 7/1/2041	1,000,000	720,687
Bullhead City Ariz Excise Taxes Rev 2.55% 7/1/2046	3,000,000	2,060,217
Chandler Ariz Excise Tax Rev Series 2015, 3% 7/1/2034	300,000	291,393
Glendale Ariz Sr Excise Tax Rev Series 2025, 5% 7/1/2030	350,000	377,917
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (e)	2,000,000	2,328,130
Phoenix-Mesa Gateway Arpt Auth Ariz Spl Fac Rev 5% 7/1/2027 (f)	140,000	140,069
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2030	235,000	253,595
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2037	135,000	147,189
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2038	240,000	259,396
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2039	250,000	267,771
Queen Creek AZ Excise Tax & St Shared Rev Series 2024, 5% 8/1/2040	350,000	372,452
Tempe AZ Excise Tax Rev 5% 7/1/2028	315,000	315,654
Tempe AZ Excise Tax Rev 5% 7/1/2030	325,000	325,671
Tempe AZ Excise Tax Rev 5% 7/1/2031	375,000	375,761
TOTAL SPECIAL TAX		8,235,902
Transportation - 6.1%
Arizona St Transn Brd Series 2017A, 5% 7/1/2031	385,000	391,537
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	185,000	195,672
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2035	1,000,000	1,038,643
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2035 (f)	2,425,000	2,451,868
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 4% 7/1/2037 (f)	1,750,000	1,698,645
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (f)	280,000	290,415
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2030 (f)	2,000,000	2,122,329
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (f)	25,000	25,324
TOTAL TRANSPORTATION		8,214,433
Water & Sewer - 5.3%
Central Ariz Wtr Consv Dist Wtr Delivery O&M Rev 5% 1/1/2036	500,000	501,206
City of Tucson AZ Series 2026, 5% 7/1/2046	750,000	787,259
Goodyear Ariz Wtr & Swr Rev Series 2025, 5% 7/1/2036 (Assured Guaranty Inc Insured)	1,420,000	1,562,863
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2040	100,000	82,105
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2040	495,000	429,110
Mesa AZ Util Sys Rev Series 2017, 3.25% 7/1/2041	885,000	742,711
Mesa AZ Util Sys Rev Series 2019A, 5% 7/1/2043	2,015,000	2,061,272
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	1,000,000	1,006,876
TOTAL WATER & SEWER		7,173,402
TOTAL ARIZONA		124,848,730
Guam - 0.7%
Special Tax - 0.5%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	630,000	673,063
Water & Sewer - 0.2%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2031	275,000	292,077
TOTAL GUAM		965,140
Puerto Rico - 0.9%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	435,874	318,078
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	150,000	157,567
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	365,000	393,796
TOTAL GENERAL OBLIGATIONS		869,441
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	50,000	42,454
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	260,000	263,023
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	95,000	99,062
TOTAL HEALTH CARE		404,539
TOTAL PUERTO RICO		1,273,980
Virgin Islands - 0.4%
Transportation - 0.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	215,000	232,554
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	335,000	347,566
TOTAL VIRGIN ISLANDS		580,120
TOTAL MUNICIPAL SECURITIES (Cost $131,193,769)		127,667,970

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $5,136,651)	2.65	5,135,624	5,136,651

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $136,330,420)	132,804,621
NET OTHER ASSETS (LIABILITIES) - 1.3%	1,771,541
NET ASSETS - 100.0%	134,576,162

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	1,511,042	30,936,091	27,310,482	53,998	-	-	5,136,651	5,135,624
	1,511,042	30,936,091	27,310,482	53,998	-	-	5,136,651

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	25,559,370	-	25,559,370	-
Electric Utilities	8,315,222	-	8,315,222	-
General Obligations	41,636,784	-	41,636,784	-
Health Care	22,773,635	-	22,773,635	-
Housing	4,213,962	-	4,213,962	-
Special Tax	8,908,965	-	8,908,965	-
Transportation	8,794,553	-	8,794,553	-
Water & Sewer	7,465,479	-	7,465,479	-

Money Market Funds	5,136,651	5,136,651	-	-
Total Investments in Securities:	132,804,621	5,136,651	127,667,970	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$127,667,970
Investments in securities, at value - affiliated issuers	5,136,651
Cash	100,000
Receivable for fund shares sold	715,061
Interest receivable	1,173,268
Distributions receivable from affiliated funds	6,274
Total assets	134,799,224
Liabilities
Payable for fund shares redeemed	62,486
Distributions payable	99,828
Accrued management fee	60,748
Total liabilities	223,062
Net Assets	$134,576,162
Net assets consist of:
Paid in capital	140,274,743
Total accumulated earnings (loss)	(5,698,581)
Net Assets	$134,576,162

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($134,576,162/11,831,899 shares)	$11.37

Other Information
Unaffiliated issuers, cost	131,193,769
Affiliated issuers, cost	5,136,651
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$53,998
Interest	4,229,437
Total investment income	4,283,435
Expenses
Management fee	688,685
Independent trustees' fees and expenses	267
Miscellaneous	16
Total expenses	688,968
Expense reductions	(66)
Total expenses after reductions	688,902
Net investment income (loss)	3,594,533
Net realized gain (loss)
Investments - unaffiliated issuers	110,329
Net realized gain (loss)	110,329
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	747,791
Total change in net unrealized appreciation (depreciation)	747,791
Net gain (loss)	858,120
Net increase (decrease) in net assets resulting from operations	$4,452,653

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,594,533	$3,304,841
Net realized gain (loss)	110,329	(497,622)
Change in net unrealized appreciation (depreciation)	747,791	(2,934,595)
Net increase (decrease) in net assets resulting from operations	$4,452,653	$(127,376)
Distributions to shareholders
Distributions to shareholders	(3,423,710)	(3,138,969)
Total distributions	(3,423,710)	(3,138,969)
Net increase (decrease) in net assets resulting from share transactions	18,049,664	(3,593,898)
Total increase (decrease) in net assets	19,078,607	(6,860,243)
Net Assets
Beginning of period	115,497,555	122,357,798
End of period	$134,576,162	$115,497,555
Financial Highlights
Fidelity® Arizona Municipal Income Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$11.25	$11.56	$11.11	$11.21	$12.63
Income from Investment Operations
Net investment income (loss) A, B	.33	.32	.30	.27	.25
Net realized and unrealized gain (loss)	.11	(.33)	.44	(.10)	(1.38)
Total from investment operations	.44	(.01)	.74	.17	(1.13)
Distributions
Distributions from net investment income	(.32)	(.30)	(.29)	(.27)	(.25)
Distributions from net realized gain	-	.00 C	-	-	(.04)
Total distributions	(.32)	(.30)	(.29)	(.27)	(.29)
Net asset value, end of period	$11.37	$11.25	$11.56	$11.11	$11.21
Total Return D	3.86%	(.07)%	6.78%	1.52%	(9.07)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.55%	.55%	.55%	.55%	.55%
Ratio of expenses to average net assets net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Ratio of expenses to average net assets net of all reductions, if any	.55%	.55%	.55%	.55%	.55%
Ratio of net investment income (loss) to average net assets	2.87%	2.79%	2.69%	2.45%	2.07%
Net assets, end of period	$134,576,162	$115,497,555	$122,357,798	$129,358,960	$149,861,953
Portfolio turnover rate G	9%	22%	7%	15%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Arizona Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Union Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Fidelity® Arizona Municipal Income Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Arizona Municipal Income Fund	135,788,187	1,406,882	(4,390,448)	(2,983,566)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed tax-exempt income ($)	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Arizona Municipal Income Fund	30,529	20,193	(2,765,737)	(2,983,566)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Arizona Municipal Income Fund	(657,108)	(2,108,629)	(2,765,737)

The tax character of distributions paid was as follows:

August 31, 2026
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Fidelity® Arizona Municipal Income Fund	3,423,710	-	3,423,710

August 31, 2025
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Fidelity® Arizona Municipal Income Fund	3,128,584	10,385	3,138,969

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Arizona Municipal Income Fund	27,273,622	10,866,911

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly  management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Arizona Municipal Income Fund	0.55

Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Arizona Municipal Income Fund	-	3,028,661	3,189

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Arizona Municipal Income Fund	66

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Arizona Municipal Income Fund
Fidelity® Arizona Municipal Income Fund	3,423,710	3,138,969
Total	3,423,710	3,138,969

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Arizona Municipal Income Fund
Shares sold	2,936,195	1,571,682	33,908,720	17,892,700
Reinvestment of distributions	208,088	194,978	2,403,672	2,217,553
Shares redeemed	(1,581,017)	(2,081,572)	(18,262,728)	(23,704,151)
Net increase (decrease)	1,563,266	(314,912)	18,049,664	(3,593,898)

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Union Street Trust and Shareholders of Fidelity Arizona Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Arizona Municipal Income Fund (one of the funds constituting Fidelity Union Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 9.59% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.536826.129
AZI-SPZ-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026